Total Invested Assets and Related Net Investment Income - Fair Values of Derivative Financial Instruments by Major Class (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets, at fair value	$ 156,591	$ 144,673
Interest rate contracts
Disclosure of financial assets [line items]
Financial assets, at fair value	1,198	922
Foreign exchange contracts
Disclosure of financial assets [line items]
Financial assets, at fair value	242	130
Other contracts
Disclosure of financial assets [line items]
Financial assets, at fair value	108	60
Derivatives
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(2,040)	(2,295)
Interest rate contracts
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(517)	(440)
Foreign exchange contracts
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(1,516)	(1,820)
Other contracts
Disclosure of financial assets [line items]
Financial liabilities, at fair value	$ (7)	$ (35)